PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Provisions recognized
Balance at beginning of period	R$ 23,374,483
Acquisition of Control of Subsidiaries / Merger	1,899
Additions	4,000,592
Reversals	(3,822,933)
Inflation Adjustment	1,376,307
Judicial deposits	(16,129)
Environmental and Social Projects – Fixed Assets	11,346
Write-offs	(90,374)
Transfers	(3,755,239)
Payments (with direct effect on cash flow)	(1,171,821)
Balance at ending of period	19,908,131
Civil
Provisions recognized
Balance at beginning of period	4,967,152
Acquisition of Control of Subsidiaries / Merger	1,051
Additions	898,307
Reversals	(1,058,526)
Inflation Adjustment	312,844
Judicial deposits	(25,730)
Environmental and Social Projects – Fixed Assets	0
Write-offs	(5,351)
Transfers	(1,187,529)
Payments (with direct effect on cash flow)	(127,057)
Balance at ending of period	3,775,161
Compulsory Loan
Provisions recognized
Balance at beginning of period	13,672,329
Acquisition of Control of Subsidiaries / Merger	0
Additions	814,236
Reversals	(1,693,399)
Inflation Adjustment	699,515
Judicial deposits	0
Environmental and Social Projects – Fixed Assets	0
Write-offs	0
Transfers	(1,803,780)
Payments (with direct effect on cash flow)	(631,033)
Balance at ending of period	11,057,868
Labor
Provisions recognized
Balance at beginning of period	2,335,419
Acquisition of Control of Subsidiaries / Merger	848
Additions	1,109,138
Reversals	(458,380)
Inflation Adjustment	268,278
Judicial deposits	(5,866)
Environmental and Social Projects – Fixed Assets	0
Write-offs	(65,617)
Transfers	(38,322)
Payments (with direct effect on cash flow)	(289,310)
Balance at ending of period	2,856,188
Tax
Provisions recognized
Balance at beginning of period	803,961
Acquisition of Control of Subsidiaries / Merger	0
Additions	89,932
Reversals	(156,791)
Inflation Adjustment	31,330
Judicial deposits	16,634
Environmental and Social Projects – Fixed Assets	0
Write-offs	0
Transfers	0
Payments (with direct effect on cash flow)	(79)
Balance at ending of period	784,987
Regulatory
Provisions recognized
Balance at beginning of period	351,067
Acquisition of Control of Subsidiaries / Merger	0
Additions	105,034
Reversals	(186,431)
Inflation Adjustment	(55,575)
Judicial deposits	0
Environmental and Social Projects – Fixed Assets	0
Write-offs	0
Transfers	0
Payments (with direct effect on cash flow)	(89,035)
Balance at ending of period	125,060
Environmental
Provisions recognized
Balance at beginning of period	165,093
Acquisition of Control of Subsidiaries / Merger	0
Additions	195,901
Reversals	(22,119)
Inflation Adjustment	16,164
Judicial deposits	0
Environmental and Social Projects – Fixed Assets	0
Write-offs	0
Transfers	(155,236)
Payments (with direct effect on cash flow)	(9,561)
Balance at ending of period	190,242
Land
Provisions recognized
Balance at beginning of period	1,079,462
Acquisition of Control of Subsidiaries / Merger	0
Additions	788,044
Reversals	(247,287)
Inflation Adjustment	103,751
Judicial deposits	(1,167)
Environmental and Social Projects – Fixed Assets	11,346
Write-offs	(19,406)
Transfers	(570,372)
Payments (with direct effect on cash flow)	(25,746)
Balance at ending of period	R$ 1,118,625